Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	$ 312,155	$ 383,040
Total equipment trading revenues:	19,097	11,915
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	115,655	148,969
Total equipment trading revenues:	3,914	1,984
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	164,156	202,067
Total equipment trading revenues:	4,798	1,536
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	15,740	16,218
Total equipment trading revenues:	7,464	6,750
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	1,052	1,148
Total equipment trading revenues:	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	15,552	14,638
Total equipment trading revenues:	$ 2,921	$ 1,645